Intangible Assets from Acquisitions (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Acquired Finite-Lived Intangible Assets [Line Items]
Original cost and accumulated amortization of fully amortized intangible assets	$ 82.1	$ 42.6